3 Inventories, Net: Inventories, Net (Tables)	3 Months Ended
Sep. 30, 2012
Tables/Schedules
Inventories, Net	Inventories consist of the following:
	September 30,	June 30,
	2012	2012

Work in process	$741,835	$709,679
Raw materials	396,594	495,980
Finished goods	528,641	599,761
	$1,667,070	$1,805,420